4. INCOME TAXES	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Accounting Policies [Abstract]
4. INCOME TAXES

NOTE 4 - INCOME TAXES

As of October 31, 2020, the Company had net operating loss carry forwards that may be available to reduce future years’ taxable income through 2030. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

NOTE 4 - INCOME TAXES

As of July 31, 2020, the Company had net operating loss carry forwards that may be available to reduce future years’ taxable income through 2030. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.